Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 59,025	¥ 73,593	¥ 101,034
Unpaid Principal Balance		57,652	72,256
Related Allowance		20,068	22,533	34,379
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,667	14,101	11,993
Unpaid Principal Balance		15,731	13,480
Related Allowance		2,927	2,770	2,606
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		34,915	48,479
Unpaid Principal Balance		34,478	47,763
Related Allowance		12,679	13,875
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	7,443	11,013	15,216
Unpaid Principal Balance		7,443	11,013
Related Allowance	[1]	4,462	5,888	8,481
Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,244	4,511
Unpaid Principal Balance		3,752	3,910
Related Allowance		1,202	1,401
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,102	4,123
Unpaid Principal Balance		4,091	4,113
Related Allowance		616	590
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8,321	5,467
Unpaid Principal Balance		7,888	5,457
Related Allowance		1,109	779
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		6,032	11,057	22,032
Related Allowance		2,114	1,323	¥ 7,751
Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		203	5,068
Unpaid Principal Balance		202	5,068
Related Allowance		35	72
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,829	5,989
Unpaid Principal Balance		5,829	5,988
Related Allowance		2,079	1,251
Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		7,212	8,612
Unpaid Principal Balance		7,154	8,480
Related Allowance		1,638	2,140
Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,736	2,429
Unpaid Principal Balance		1,722	2,420
Related Allowance		637	840
Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		19,935	26,381
Unpaid Principal Balance		19,571	25,807
Related Allowance		8,290	9,572
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	6,524	14,601
Unpaid Principal Balance	[2]	6,499	14,498
Related Allowance	[2]	0	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		973	931
Unpaid Principal Balance		956	852
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,439	13,670
Unpaid Principal Balance		5,431	13,646
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		112	0
Unpaid Principal Balance		112	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		973	931
Unpaid Principal Balance		956	852
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	4,776
Unpaid Principal Balance		0	4,776
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8	211
Unpaid Principal Balance		2	211
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,431	8,683
Unpaid Principal Balance		5,429	8,659
Related Allowance		0	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	52,501	58,992
Unpaid Principal Balance	[3]	51,153	57,758
Related Allowance	[3]	20,068	22,533
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,694	13,170
Unpaid Principal Balance		14,775	12,628
Related Allowance		2,927	2,770
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		29,476	34,809
Unpaid Principal Balance		29,047	34,117
Related Allowance		12,679	13,875
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		7,331	11,013
Unpaid Principal Balance		7,331	11,013
Related Allowance		4,462	5,888
Impaired Financing Receivables with Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,271	3,580
Unpaid Principal Balance		2,796	3,058
Related Allowance		1,202	1,401
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,102	4,123
Unpaid Principal Balance		4,091	4,113
Related Allowance		616	590
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8,321	5,467
Unpaid Principal Balance		7,888	5,457
Related Allowance		1,109	779
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		203	292
Unpaid Principal Balance		202	292
Related Allowance		35	72
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,829	5,989
Unpaid Principal Balance		5,829	5,988
Related Allowance		2,079	1,251
Impaired Financing Receivables with Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		7,212	8,612
Unpaid Principal Balance		7,154	8,480
Related Allowance		1,638	2,140
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,728	2,218
Unpaid Principal Balance		1,720	2,209
Related Allowance		637	840
Impaired Financing Receivables with Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		14,504	17,698
Unpaid Principal Balance		14,142	17,148
Related Allowance		¥ 8,290	¥ 9,572

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.